Roundhill Magnificent Seven ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 26.2%		Shares	Value
Auto Manufacturers - 3.3%
Tesla, Inc. (a)		248,082	$110,327,027

Computers - 4.0%
Apple, Inc.		537,092	136,759,736

Internet - 11.7%
Alphabet, Inc. - Class A		261,223	63,503,312
Amazon.com, Inc. (a)		836,146	183,592,577
Meta Platforms, Inc. - Class A		205,887	151,199,295
			398,295,184

Semiconductors - 2.9%
NVIDIA Corp.		527,433	98,408,449

Software - 4.3%
Microsoft Corp.		280,856	145,469,365
TOTAL COMMON STOCKS (Cost $854,271,179)			889,259,761

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 50.7%		Par	Value
4.17%, 10/16/2025 (b)		1,720,000,000	1,717,028,916
TOTAL U.S. TREASURY BILLS (Cost $1,717,028,916)			1,717,028,916

MONEY MARKET FUNDS - 6.6%		Shares	Value
First American Government Obligations Fund - Class X, 4.05% (c)		224,088,064	224,088,064
TOTAL MONEY MARKET FUNDS (Cost $224,088,064)			224,088,064

TOTAL INVESTMENTS - 83.5% (Cost $2,795,388,159)			2,830,376,741
Other Assets in Excess of Liabilities - 16.5%			558,598,531
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$3,388,975,272
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of September 30, 2025.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Roundhill Magnificent Seven ETF
Schedule of Total Return Swap Contracts
September 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Alphabet, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/17/2026	$167,521,182	$20,178,695
Alphabet, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	233,171,796	53,737,807
Amazon.com, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/17/2026	120,727,271	(1,117,578)
Amazon.com, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	173,739,593	4,804,723
Apple, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/17/2026	158,625,069	16,781,765
Apple, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	185,534,367	15,448,004
Meta Platforms, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/17/2026	140,244,548	5,612,348
Meta Platforms, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	175,726,118	40,844,705
Microsoft Corp.	Goldman Sachs	Receive	OBFR + 1.00%	Termination	02/17/2026	131,376,982	7,932,913
Microsoft Corp.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	211,923,904	30,333,906
NVIDIA Corp.	Goldman Sachs	Receive	OBFR + 1.20%	Termination	02/17/2026	156,918,818	21,558,510
NVIDIA Corp.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	247,163,459	79,827,954
Tesla, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/17/2026	166,953,225	30,289,881
Tesla, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	224,554,693	90,446,143
Net Unrealized Appreciation (Depreciation)							416,679,776

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2025.

OBFR - Overnight Bank Funding Rate was 4.09% as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Roundhill Magnificent Seven ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$889,259,761	$–	$–	$889,259,761
U.S. Treasury Bills	–	1,717,028,916	–	1,717,028,916
Money Market Funds	224,088,064	–	–	224,088,064
Total Investments	$1,113,347,825	$1,717,028,916	$–	$2,830,376,741

Other Financial Instruments:
Total Return Swaps*	$–	$417,797,354	$–	$417,797,354
Total Other Financial Instruments	$–	$417,797,354	$–	$417,797,354

Liabilities:
Other Financial Instruments:
Total Return Swaps*	$–	$(1,117,578)	$–	$(1,117,578)
Total Other Financial Instruments	$–	$(1,117,578)	$–	$(1,117,578)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.